Stock appreciation rights (“SARs”) (Details) - Stock Appreciation Rights (SARs) [Member] - $ / shares	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Aug. 01, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	205,519	37,797	5,595	22,118	1,078,125
Exercise Price (in dollars per share)	$ 9.20	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Vesting Period (in years)	3 years	3 years	3 years	3 years	5 years
Grant Price (in dollars per share)	$ 9.20	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Dividend Yield (in hundredths)	6.63%	3.90%	2.88%	2.93%	2.87%
Risk-free rate of Return (in hundredths)	1.79%	1.90%	2.20%	2.06%	2.15%
Expected Volatility (in hundredths)	58.09%	61.38%	53.60%	56.31%	54.89%
Weighted Average Fair Value at grant date (in dollars per share)	$ 2.20	$ 2.98	$ 4.2	$ 4.17	$ 4.28
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Expected Exercise Life	5 years	5 years	5 years	5 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Expected Exercise Life	4 years	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days	4 years 10 months 24 days